Exhibit 99.1

KPMG LLP
1676 International Drive
McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Exeter Finance LLC (the “Company”)

Wells Fargo Securities, LLC

Barclays Capital Inc. (together with the Company, the “Specified Parties”)

Re:	Exeter Automobile Receivables Trust 2019-1 (the “Notes”) – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specified attributes identified by the Company in an electronic data file entitled “StatPoolCut_KPMG_ 20181130.xlsx,” provided by the Company on December 6, 2018, containing certain information related to 27,264 automobile loan contracts secured by new and used automobiles, light duty trucks, minivans and sport utility vehicles (the “Loans”) as of the close of business on November 29, 2018 (the “Data File”), which we were informed are intended to be included as collateral in the offering of the Notes. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.

•	The term “materiality threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Source Documents” means the following information sources provided by the Company:

–	Sales Contract.
–	Notice Letter.
–	Odometer Disclosure Statement.
–	Shaw Loan Operating System.
–	Global Search imaging system (“Global Search System”).
–	Customer Acquisition and Life Cycle Management System (“CALMS”).
–	APLNContract within the Company’s data warehouse (“APLNContract”).
–

Two electronic files containing Model Type (New/Used), Vehicle Model Year, Vehicle Make, Vehicle Model, Borrower State (current), FICO Score, and Custom Score information on 3 of the Selected Loans (Selected Loan Numbers: 11, 95, and 101) (defined below) which we were informed were extracted from the Company’s Origenate System (“Origenate Schedule”). For these 3 Selected Loans, we were informed by the Company that the source information was stored in the Company’s Origenate System which is no longer active and has been replaced by CALMS.

The Source Documents were represented by the Company to be either the original Source Document, a copy of the original Source Document, and/or electronic records contained within the Company’s servicing systems. We make no representation regarding the validity or accuracy of these documents or the execution of the Sales Contract by the borrower.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

•

The term “Title Certificate” means a Certificate of Title, Application for Title, Title Holder’s Release Form, Confirmation of Security Interest, Notification of Lien Perfection, Notice of Security Interest, Title Application Receipt, Reassignment of Title, Lien Holder’s Release Form, Electronic Dealer, Rebuilder or Lessor’s Report of Sale or Lease, and/or Notice of Lien Application provided to us by the Company.

•	The term “Application for Financing” means the Credit Application, Credit Bureau Report, Truth-in Lending Disclosure Statement, and Agreement to Provide Insurance provided to us by the Company.

•	The term “Provided Information” means the Source Documents, Title Certificate, and Application for Financing.

A.

We were instructed by the Company to randomly select 150 Loans from the Data File (the “Selected Loans”). For the purpose of this procedure, the Company did not inform us as to the basis for how they determined the number of Loans that we were instructed to randomly select from the Data File. A listing of the Selected Loans is attached hereto as Exhibit A.

B.

For each Selected Loan, we compared the attributes listed below in the Data File to the corresponding information appearing on the Source Documents. The Specified Parties indicated that the absence of any of the specified Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the specified attributes indicated below, constituted an exception. The Source Documents are listed in the order of priority until such attribute was agreed.

Attribute	Source Document(s)
Vehicle Identification Number (VIN)	Sales Contract, Shaw Loan Operating System, Title Certificate, Odometer Disclosure Statement
Origination Date	Sales Contract, Shaw Loan Operating System
Monthly P&I Payment	Sales Contract, Shaw Loan Operating System
Original Amount Financed	Sales Contract, Shaw Loan Operating System
Original Term to Maturity	Sales Contract, Shaw Loan Operating System
Annual Percentage Rate (APR)	Sales Contract, Shaw Loan Operating System
Model Type (New/Used)	Sales Contract, CALMS, Origenate Schedule
Vehicle Model Year	Sales Contract, CALMS, Origenate Schedule
Vehicle Make	Sales Contract, CALMS, Origenate Schedule
Vehicle Model (excluding trim or engine type)	Sales Contract, CALMS, Origenate Schedule
Borrower State (current)	Sales Contract, CALMS, Origenate Schedule
FICO Score	CALMS, Origenate Schedule, APLNContract
Custom Score	CALMS, Origenate Schedule, APLNContract

We found the information listed in the Data File to be in agreement with the corresponding information in the respective Source Documents.

C.	For each Selected Loan, we read the Sales Contract and found that both the borrower state address and dealer state address were located within the United States.

D.	For each Selected Loan, we were provided access to CALMS and the Global Search System and observed the existence of:

i)	the underwriting overview screen capture with a credit approval notation,

ii)	an electronic copy of the Title Certificate listing the Company as the security interest holder of the vehicle, and,

iii)	an electronic copy of an Application for Financing. For the purpose this procedure, the Company informed us that the Application for Financing is not required to be dated.

For Selected Loan Number 122, the Title Certificate was incorrectly scanned, omitting the header which identifies the Source Document as an Application for Title. The Company confirmed and instructed us that this was the Application for Title. We found that Exeter Finance LLC was listed as the security interest holder of the vehicle.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, information indicated in the Data File or Provided Information, or instructions provided by the Company, without verification or evaluation of such methodologies, information, and instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, information, or instructions provided to us by the Company, (ii) the physical existence of the Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Loan being securitized, (iii) the compliance of the originator of the Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia

January 8, 2019

Exhibit A

Selected Loan Number	Application Number
1	68312482
2	67284668
3	68206228
4	68475005
5	68962843
6	67978818
7	68668116
8	68271465
9	68595686
10	68927532
11	5152197
12	68347428
13	68598268
14	68598827
15	68266425
16	68582218
17	68743874
18	68826490
19	68455259
20	68528356
21	68440631
22	68355981
23	68113426
24	68440605
25	68787020
26	67935206
27	68801283
28	68996143
29	68834487

Selected Loan Number	Application Number
30	68561837
31	67381463
32	67034173
33	62348308
34	68921471
35	68296158
36	68512212
37	68215498
38	68826468
39	68682908
40	68847128
41	68519989
42	68108099
43	68410018
44	69050578
45	66463739
46	69051853
47	68932500
48	68346454
49	68375314
50	67575503
51	68785787
52	67179138
53	68902709
54	68882999
55	68675208
56	67838797
57	68880109
58	68927693

Selected Loan Number	Application Number
59	67997395
60	68132141
61	67593847
62	68539422
63	68816815
64	68770803
65	68445279
66	68937325
67	68631265
68	68430570
69	69029232
70	68700246
71	68361560
72	68402963
73	68699433
74	68935846
75	50308717
76	68168924
77	68475539
78	68492450
79	68904193
80	67376733
81	68264584
82	68355221
83	68411745
84	68796390
85	68679239
86	69099118
87	68904578

1

Selected Loan Number	Application Number
88	68564740
89	68514823
90	68477503
91	68788545
92	68898134
93	68048871
94	68632249
95	5294430
96	68498716
97	68686688
98	68806262
99	68663327
100	68607710
101	4999811
102	67604318
103	68415683
104	69064546
105	68639640
106	68628303
107	68267011
108	68017269

Selected Loan Number	Application Number
109	68390469
110	68742050
111	68412265
112	68374397
113	67443255
114	68422569
115	67613206
116	68256772
117	68327771
118	66872309
119	68248653
120	68548233
121	68371835
122	68977105
123	68533119
124	68866501
125	68600639
126	69086661
127	68417811
128	68979592
129	68927046

Selected Loan Number	Application Number
130	69047677
131	68523240
132	68604384
133	68105941
134	68742839
135	68514140
136	68357439
137	67564480
138	68475162
139	68474220
140	68247962
141	68542142
142	68115571
143	67475997
144	68458358
145	68498091
146	68303734
147	67154874
148	67114809
149	68795103
150	68276976

2